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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21601

PIMCO Income Strategy Fund II
(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1633 Broadway, New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2012

Date of reporting period:	October 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Income Strategy Fund II Schedule of Investments

October 31, 2011 (unaudited)

Principal
Amount
(000s)		Value*
CORPORATE BONDS & NOTES—51.8%
Airlines—1.5%
	American Airlines Pass Through Trust,
$7,686	9.73%, 9/29/14	$6,686,816
3,834	10.18%, 1/2/13	3,603,953
889	United Air Lines Pass Through Trust, 10.40%, 5/1/18 (j)	982,763
		11,273,532

Banking—8.3%
5,500	AgFirst Farm Credit Bank, 7.30%, 11/28/11 (a)(b)(d)(g)(k)
	(acquisition cost-$4,709,000; purchased 2/26/10-4/15/10)	5,439,907
£13,600	Barclays Bank PLC, 14.00%, 6/15/19 (g)	25,486,510
$6,700	BBVA Bancomer S.A., 7.25%, 4/22/20 (a)(d)	6,968,000
€16,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 6.875%, 3/19/20	20,666,611
$1,400	HBOS PLC, 6.75%, 5/21/18 (a)(d)(j)	1,221,527
€2,400	Intesa Sanpaolo SpA, 8.375%, 10/14/19 (g)	2,474,056
$1,675	Regions Financial Corp., 7.375%, 12/10/37	1,390,250
£800	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (g)	1,267,026
		64,913,887

Consumer Products—0.2%
$1,700	Reynolds Group Issuer, Inc., 9.00%, 4/15/19 (a)(d)	1,649,000

Energy—1.4%
9,661	AES Red Oak LLC, 8.54%, 11/30/19 (j)	9,805,926
2,300	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16, Ser. B	1,334,000
		11,139,926

Financial Services—22.9%
1,800	AGFC Capital Trust I, 6.00%, 1/15/67, (converts to FRN on 1/15/17) (a)(d)	819,000
	Ally Financial, Inc.,
416	5.25%, 1/15/14	399,481
315	5.35%, 1/15/14	303,122
130	5.70%, 6/15/13	127,488
561	5.75%, 1/15/14	544,330
565	5.90%, 1/15/19	496,461
3	5.90%, 2/15/19	2,631
585	6.00%, 12/15/13	571,064
1,437	6.00%, 2/15/19	1,268,889
119	6.00%, 3/15/19	104,822
9	6.00%, 9/15/19	7,887
486	6.10%, 9/15/19	429,385
159	6.125%, 10/15/19	140,343
394	6.15%, 8/15/19	348,987
454	6.15%, 10/15/19	401,382
675	6.20%, 4/15/19	602,215
500	6.25%, 12/15/18	446,692
47	6.25%, 7/15/19	41,937
7	6.35%, 4/15/16	6,521
792	6.35%, 10/15/16	737,379
303	6.35%, 4/15/19	272,828
1,142	6.35%, 7/15/19	1,025,410

Principal
Amount
(000s)		Value*
Financial Services (continued)
$463	6.375%, 1/15/14	$455,026
249	6.50%, 9/15/16	232,108
608	6.50%, 10/15/16	569,730
5	6.50%, 6/15/18	4,547
449	6.50%, 11/15/18	406,971
190	6.50%, 12/15/18	172,161
15	6.50%, 5/15/19	13,619
208	6.60%, 8/15/16	198,658
864	6.60%, 5/15/18	785,378
100	6.60%, 6/15/19	91,272
132	6.65%, 10/15/18	121,282
190	6.70%, 5/15/14	187,074
256	6.70%, 6/15/18	235,616
335	6.70%, 12/15/19	306,356
555	6.75%, 6/15/14	546,807
215	6.75%, 8/15/16	202,702
1,136	6.75%, 11/15/16	1,075,096
210	6.75%, 6/15/17	198,191
831	6.75%, 7/15/18	766,272
3	6.75%, 9/15/18	2,761
612	6.75%, 10/15/18	562,181
107	6.75%, 11/15/18	98,449
27	6.75%, 5/15/19	24,889
92	6.80%, 9/15/16	86,847
12	6.80%, 9/15/18	11,073
207	6.85%, 4/15/16	196,623
7	6.875%, 7/15/18	6,494
319	6.90%, 7/15/18	296,574
326	6.90%, 8/15/18	302,849
135	6.95%, 6/15/17	127,473
201	7.00%, 8/15/16	191,456
1,729	7.00%, 11/15/16	1,657,326
580	7.00%, 12/15/16	555,781
1,729	7.00%, 1/15/17	1,656,605
601	7.00%, 2/15/17	575,509
1,087	7.00%, 6/15/17	1,030,665
1,073	7.00%, 7/15/17	1,016,695
43	7.00%, 2/15/18	39,966
506	7.00%, 3/15/18	477,506
15	7.00%, 5/15/18	13,942
400	7.00%, 9/15/18	372,950
134	7.00%, 6/15/22	119,600
2,035	7.00%, 11/15/24	1,788,574
325	7.05%, 3/15/18	305,249
4	7.05%, 4/15/18	3,730
28	7.15%, 11/15/12	27,973
6	7.15%, 9/15/18	5,645
477	7.20%, 10/15/17	453,380
1,998	7.25%, 12/15/12	1,998,178
55	7.25%, 6/15/16	52,985
653	7.25%, 9/15/17	623,364

Principal
Amount
(000s)		Value*
Financial Services (continued)
$329	7.25%, 1/15/18	$311,472
255	7.25%, 4/15/18	240,128
39	7.30%, 12/15/17	37,016
503	7.30%, 1/15/18	477,151
165	7.35%, 1/15/17	160,508
58	7.35%, 4/15/18	54,942
25	7.375%, 11/15/16	25,002
55	7.375%, 4/15/18	52,167
166	7.40%, 12/15/17	159,219
1,828	7.50%, 11/15/16	1,786,982
15	7.50%, 8/15/17	14,154
559	7.50%, 11/15/17	548,217
290	7.50%, 12/15/17	278,020
40	8.00%, 3/15/17	39,988
3	8.125%, 11/15/17	2,966
25	8.20%, 3/15/17	25,010
24	8.40%, 8/15/15	23,906
224	9.00%, 7/15/20	223,934
€3,200	American General Finance Corp., 4.125%, 11/29/13	3,692,464
£2,100	BAC Capital Trust VII, 5.25%, 8/10/35	2,228,550
$10,100	Bank of America Corp., 8.125%, 5/15/18 (g)(j)	9,410,372
2,900	Capital One Capital VI, 8.875%, 5/15/40	3,032,513
	CIT Group, Inc.,
1,068	7.00%, 5/1/15	1,069,191
2,129	7.00%, 5/1/16	2,133,876
2,492	7.00%, 5/1/17	2,494,786
3,200	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	3,240,000
£2,000	Credit Agricole S.A., 8.125%, 10/26/19 (g)	2,508,325
$11,000	ILFC E-Capital Trust II,
	6.25%, 12/21/65, (converts to FRN on 12/21/15) (a)(d)	8,030,000
	LBG Capital No.1 PLC,
€500	6.439%, 5/23/20	535,994
€500	7.375%, 3/12/20	553,480
£300	7.588%, 5/12/20	405,191
£10,200	7.867%, 12/17/19	13,854,133
£1,000	7.869%, 8/25/20	1,350,637
$4,500	7.875%, 11/1/20 (a)(d)	3,915,000
£4,700	11.04%, 3/19/20	7,481,561
	LBG Capital No.2 PLC,
€8,900	8.875%, 2/7/20	10,652,415
£300	12.75%, 8/10/20	477,547
€1,100	15.00%, 12/21/19	1,788,432
$2,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (e)	2,750
22,600	National City Preferred Capital Trust I, 12.00%, 12/10/12 (g)(j)	23,501,966
3,500	NB Capital Trust II, 7.83%, 12/15/26	3,145,625
5,965	NSG Holdings LLC, 7.75%, 12/15/25 (a)(d)	5,965,000
	SLM Corp.,
5,000	5.625%, 8/1/33	4,061,265
10,700	8.00%, 3/25/20 (j)	11,154,750
1,700	8.45%, 6/15/18	1,808,037
11,800	Springleaf Finance Corp., 6.50%, 9/15/17 (j)	8,820,500

Principal
Amount
(000s)		Value*
Financial Services (continued)
$6,750	Wells Fargo & Co., 7.98%, 3/15/18 (g)	$7,256,250
		179,381,804

Insurance—16.5%
3,000	American General Institutional Capital A, 7.57%, 12/1/45 (a)(d)	2,936,250
5,000	American General Institutional Capital B, 8.125%, 3/15/46 (a)(d)	4,968,750
	American International Group, Inc.,
€17,600	4.875%, 3/15/67, (converts to FRN on 3/15/17)	17,564,688
£5,000	5.75%, 3/15/67, (converts to FRN on 3/15/17)	5,909,035
$1,900	6.25%, 3/15/87, (converts to FRN on 3/15/37) (j)	1,581,750
MXN 16,000	7.98%, 6/15/17	1,147,592
€11,800	8.00%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	14,205,064
$32,750	8.175%, 5/15/68, (converts to FRN on 5/15/38) (j)	31,726,562
£14,100	8.625%, 5/22/68, (converts to FRN on 5/22/18)	20,290,901
$1,700	AXA S.A., 6.463%, 12/14/18 (a)(d)(g)(j)	1,219,750
6,500	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a)(d)(g)	6,672,640
4,700	Hartford Financial Services Group, Inc.,
	8.125%, 6/15/68, (converts to FRN on 6/15/18)	4,805,750
15,000	MetLife Capital Trust IV,
	7.875%, 12/15/67, (converts to FRN on 12/15/37) (a)(d)(j)	15,954,690
		128,983,422

Telecommunications—0.0%
200	Sprint Capital Corp., 8.75%, 3/15/32	167,000

Utilities—1.0%
3,900	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a)(d)	3,958,500
4,500	Ameren Energy Generating Co., 7.95%, 6/1/32	4,252,500
		8,211,000
	Total Corporate Bonds & Notes (cost—$386,513,659)	405,719,571

MUNICIPAL BONDS—22.8%
California—11.8%
13,100	Alameda Cnty. Joint Powers Auth. Rev., 7.046%, 12/1/44, Ser. A	15,213,685
1,650	City & Cnty. of San Francisco Redev. Agcy., Tax Allocation,
	8.406%, 8/1/39	1,865,804
3,000	La Quinta Financing Auth., Tax Allocation, 8.07%, 9/1/36, Ser. A	3,147,900
4,000	Long Beach Redev. Agcy., Tax Allocation, 8.11%, 8/1/30	4,248,480
10,800	Los Angeles Cnty. Public Works Financing Auth. Rev., 7.618%, 8/1/40	13,033,656
20,000	Northern California Power Agcy. Rev., 7.311%, 6/1/40	22,831,000
1,200	Riverside Cnty. Dev. Agcy., Tax Allocation, 7.50%, 10/1/30, Ser. A-T	1,211,496
10,000	Riverside Community College Dist., GO, 7.021%, 8/1/40, Ser. D-1	10,601,900
1,355	San Bernardino Cnty. Redev. Agcy., Tax Allocation, 8.50%, 9/1/40	1,397,926
2,100	San Luis Obispo Cnty. Rev., zero coupon, 9/1/27, Ser. C (NPFGC)	728,721
9,200	State Public Works Board Rev., 7.804%, 3/1/35, Ser. B-2	10,117,332
7,500	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	8,107,125
		92,505,025

Colorado—0.8%
5,000	Denver Public Schools, CP, 7.017%, 12/15/37, Ser. B	6,204,300

Principal
Amount
(000s)		Value*
District of Columbia—1.8%
$13,000	Metropolitan Airports Auth. Rev., 7.462%, 10/1/46	$14,027,520

Illinois—0.7%
5,500	State, GO, 6.63%, 2/1/35	5,712,080

Nevada—3.3%
22,700	Las Vegas Valley Water Dist., GO, 7.263%, 6/1/34	25,555,433

Ohio—2.2%
13,000	American Municipal Power-Ohio, Inc. Rev.,
	Comb Hydroelectric Projects, 8.084%, 2/15/50, Ser. B	17,501,770

Texas—2.2%
4,000	Dallas Convention Center Hotel Dev. Corp. Rev., 7.088%, 1/1/42	4,358,720
11,500	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	12,833,310
		17,192,030
	Total Municipal Bonds (cost—$160,088,849)	178,698,158

MORTGAGE-BACKED SECURITIES—12.3%
367	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	244,141
	Banc of America Funding Corp., CMO,
111	5.741%, 1/20/47, VRN	72,336
14,600	6.00%, 3/25/37	11,132,843
	BCAP LLC Trust, CMO, VRN (a)(d),
2,209	2.771%, 5/26/36	61,784
2,500	5.722%, 3/26/37	205,000
3,627	9.033%, 5/26/37	525,873
1,976	10.325%, 6/26/36	227,166
640	Bear Stearns Alt-A Trust, 2.839%, 11/25/36, CMO, VRN	320,511
	Chase Mortgage Finance Corp., CMO,
3,170	2.506%, 3/25/37, FRN	2,327,931
65	3.148%, 12/25/35, FRN	62,976
2,004	5.50%, 5/25/36	1,843,781
	Citicorp Mortgage Securities, Inc., CMO,
836	5.50%, 4/25/37	807,516
6,782	6.00%, 9/25/37	6,580,567
	Countrywide Alternative Loan Trust, CMO,
2,429	5.50%, 1/25/36	1,659,880
340	5.50%, 3/25/36	226,432
2,111	5.75%, 12/25/36	1,305,931
7,904	6.00%, 5/25/36	4,978,092
1,608	6.00%, 4/25/37	1,019,273
6,108	6.034%, 4/25/36, VRN	3,605,307
2,522	6.25%, 11/25/36	1,861,402
1,300	6.50%, 8/25/36	715,084
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
2,632	5.75%, 3/25/37	2,185,041
1,661	6.00%, 5/25/36	1,423,345
1,800	6.00%, 2/25/37	1,469,123
7,700	6.00%, 3/25/37	6,110,805
2,807	6.25%, 9/25/36	1,880,214

Principal
Amount
(000s)		Value*
$3,346	First Horizon Asset Securities, Inc., 2.625%, 11/25/35, CMO, FRN	$2,557,751
4,699	JPMorgan Alternative Loan Trust, 2.632%, 5/25/36, CMO, VRN	2,509,002
	JPMorgan Mortgage Trust, CMO,
1,535	5.288%, 10/25/35, VRN	1,425,480
803	6.00%, 8/25/37	672,918
321	6.50%, 9/25/35	321,711
1,937	MASTR Asset Securitization Trust, 6.50%, 11/25/37, CMO	1,671,575
82	Nomura Asset Acceptance Corp., 4.976%, 5/25/35, CMO	69,359
	Residential Asset Securitization Trust, CMO,
2,858	5.75%, 2/25/36	1,901,939
1,089	6.00%, 9/25/36	583,307
3,008	6.00%, 7/25/37	2,227,890
	Residential Funding Mortgage Securities I, CMO,
5,633	5.423%, 9/25/35, VRN	4,310,964
12,290	6.00%, 6/25/37	9,687,671
2,629	6.25%, 8/25/36	2,075,412
1,063	Suntrust Adjustable Rate Mortgage Loan Trust,
	5.810%, 2/25/37, CMO, FRN	692,859
	WaMu Mortgage Pass Through Certificates, CMO,
2,000	5.555%, 2/25/37, FRN	1,558,484
651	5.835%, 9/25/36, VRN	458,797
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
10,417	2.734%, 7/25/36, FRN	7,611,191
1,181	2.739%, 7/25/36, FRN	874,465
557	2.771%, 4/25/36, VRN	431,415
1,720	5.75%, 3/25/37	1,465,210
	Total Mortgage-Backed Securities (cost—$97,556,181)	95,959,754

Shares
PREFERRED STOCK—5.5%
Automotive Products—0.0%
20,275	Dura Automotive Systems, Inc., 20.00% (b)(f)(i)	10,137

Banking—2.7%
397,300	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(g)(k)(l)
	(acquisition cost-$21,899,400; purchased 2/26/10-3/23/11)	21,379,706

Financial Services—2.4%
248,000	Ally Financial, Inc., 7.30%, 3/9/31	5,465,920
240,000	Citigroup Capital XIII, 7.875%, 10/30/15 (l)	6,463,200
5,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (g)	5,668,750
40,000	GMAC Capital Trust I, 8.125%, 2/15/16, Ser. 2 (l)	838,460
		18,436,330

Real Estate Investment Trust—0.4%
3,000	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a)(d)(g)	3,238,977
	Total Preferred Stock (cost—$45,583,520)	43,065,150

CONVERTIBLE PREFERRED STOCK—3.8%
Financial Services—0.4%
3,000	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	3,168,450

Shares		Value*
Utilities—3.4%
	PPL Corp.,
104,000	8.75%, 5/1/14	$5,677,360
374,000	9.50%, 7/1/13	21,261,900
		26,939,260
	Total Convertible Preferred Stock (cost—$27,405,180)	30,107,710

Principal
Amount
(000s)
SENIOR LOANS (a)(c)—1.6%
Financial Services—0.3%
$2,115	International Lease Finance Corp., 7.00%, 3/17/16, Term B2	2,133,012

Multi-Media—1.0%
	Seven Media Group, Term T1,
AUD 7,263	6.446%, 12/28/12	7,515,266

Utilities—0.3%
	Texas Competitive Electric Holdings Co. LLC,
$2,306	4.742%, 10/10/17	1,577,384
2,453	4.772%, 10/10/17	1,677,775
		3,255,159
	Total Senior Loans (cost—$12,079,084)	12,903,437

ASSET-BACKED SECURITIES—1.2%
2,730	Asset-Backed Funding Certificates, 0.465%, 5/25/37, FRN (a)(d)	2,233,024
2,304	GSAA Trust, 6.295%, 6/25/36	1,198,216
6,187	Indymac Residential Asset-Backed Trust, 0.405%, 7/25/37, FRN	2,902,868
1,663	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	1,668,912
1,492	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47	937,457
	Total Asset-Backed Securities (cost—$9,897,559)	8,940,477

Shares
MUTUAL FUNDS—0.0%
3,160	BlackRock MuniYield Quality Fund II, Inc.	39,405
7,920	BlackRock MuniYield Quality Fund III, Inc.	103,831
	Total Mutual Funds (cost—$137,887)	143,236

COMMON STOCK—0.0%
Automotive Products—0.0%
81,383	Dura Automotive Systems, Inc. (b)(f)(i) (cost—$1,317,432)	813

Principal
Amount
(000s)
SHORT-TERM INVESTMENTS—1.0%
U.S. Treasury Obligations (h)(m)—0.4%
	U.S. Treasury Bills,
$3,200	0.005%-0.013%, 11/17/11-12/15/11 (cost—$3,199,983)	3,199,983

Principal
Amount
(000s)		Value*
Corporate Notes—0.4%
Financial Services—0.4%
	Ally Financial, Inc.,
$250	2.036%, 11/15/11, FRN	$250,295
$33	2.086%, 11/15/11, FRN	33,039
38	2.136%, 11/15/11, FRN	38,045
100	2.186%, 11/15/11, FRN	100,123
155	2.21%, 12/15/11, FRN	154,955
30	2.76%, 3/15/12, FRN	29,890
256	6.50%, 7/15/12	254,718
45	6.60%, 6/15/12	44,830
160	6.75%, 9/15/12	159,330
844	6.75%, 10/15/12	840,200
837	7.10%, 9/15/12	835,509
339	7.25%, 8/15/12	338,900
	Total Corporate Notes (cost—$3,056,691)	3,079,834

Repurchase Agreements—0.2%
100	Deutsche Bank Securities, Inc., dated 10/31/11, 0.09%, due 11/1/11, proceeds $100,000; collateralized by U.S. Treasury Notes, 2.25%, due 7/31/18, valued at $103,335 including accrued interest	100,000
1,751	State Street Bank & Trust Co., dated 10/31/11, 0.01%, due 11/1/11, proceeds $1,751,000; collateralized by U.S. Treasury Notes, 4.625%, due 2/15/40, valued at $1,786,092 including accrued interest	1,751,000
	Total Repurchase Agreements (cost—$1,851,000)	1,851,000
	Total Short-Term Investments (cost—$8,107,674)	8,130,817

	Total Investments (cost—$748,687,025) (n)—100.0%	$783,669,123

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the closing net asset value per share of each mutual fund as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $124,698,045, representing 15.9% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2011.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Fair-Valued—Securities with an aggregate value of $10,950, representing less than 0.05% of total investments.

(g)	Perpetual maturity. The date shown is the next call date. On Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)	Non-income producing.

(j)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(k)	Restricted. The aggregate acquisition cost of such securities is $26,608,400 and the aggregate market value is $26,819,613, representing 3.4% of total investments.

(l)	Dividend rate is fixed until the first call date and variable thereafter.

(m)	Rates reflect the effective yields at purchase date.

(n)

At October 31, 2011, the cost basis of portfolio securities of $748,687,025 was substantially the same for both federal income tax and book purposes. Gross unrealized appreciation was $58,047,324, gross unrealized depreciation was $23,065,226 and net unrealized appreciation was $34,982,098.

Glossary:

AUD	—	Australian Dollar
	£—	British Pound
CMO	—	Collateralized Mortgage Obligation
CP	—	Certificates of Participation
	€—	Euro
FRN	—	Floating Rate Note. The interest rate disclosed reflects the rate in effect on October 31, 2011.
GO	—	General Obligation Bond
LIBOR	—	London Inter-Bank Offered Rate
MXN	—	Mexican Peso
NPFGC	—	insured by National Public Finance Guarantee Corp.
VRN	—

Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on October 31, 2011.

Other Investments:

(A)  Forward foreign currency contracts outstanding at October 31, 2011:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	October 31, 2011	(Depreciation)
Purchased:
149,204 Brazilian Real settling 11/3/11	HSBC Bank	$91,761	$86,905	$(4,856)
149,204 Brazilian Real settling 1/4/12	Morgan Stanley	83,921	85,686	1,765
14,519,138 Chinese Yuan Renminbi settling 2/13/12	Deutsche Bank	2,241,318	2,286,810	45,492
201,000 Euro settling 11/18/11	Citigroup	277,569	278,079	510
4,658,000 Indian Rupee settling 7/12/12	JPMorgan Chase	100,215	93,020	(7,195)
646,000 Mexican Peso settling 11/18/11	Deutsche Bank	54,932	48,406	(6,526)
130,000 Mexican Peso settling 11/18/11	Morgan Stanley	11,013	9,741	(1,272)
2,280,200 South African Rand settling 1/26/12	JPMorgan Chase	312,635	283,825	(28,810)
Sold:
6,907,000 Australian Dollar settling 11/10/11	Citigroup	6,752,007	7,272,193	(520,186)
149,204 Brazilian Real settling 11/3/11	Morgan Stanley	84,968	86,906	(1,938)
28,128,000 British Pound settling 11/10/11	Citigroup	43,914,306	45,223,427	(1,309,121)
28,129,000 British Pound settling 11/10/11	Royal Bank of Canada	43,926,950	45,225,034	(1,298,084)
14,273,000 Chinese Yuan Renminbi settling 11/15/11	JPMorgan Chase	2,244,183	2,245,999	(1,816)
3,047,000 Euro settling 11/18/11	Citigroup	4,204,561	4,215,451	(10,890)
22,320,000 Euro settling 11/18/11	Credit Suisse First Boston	32,111,784	30,879,184	1,232,600
35,148,000 Euro settling 11/18/11	JPMorgan Chase	50,642,541	48,626,414	2,016,127
400,000 Mexican Peso settling 11/18/11	Barclays Bank	29,096	29,972	(876)
2,659,050 Mexican Peso settling 3/15/12	HSBC Bank	200,000	197,129	2,871
376,000 Mexican Peso settling 11/18/11	JPMorgan Chase	27,394	28,174	(780)
2,674,200 Mexican Peso settling 3/15/12	Morgan Stanley	200,000	198,252	1,748
5,331,300 Mexican Peso settling 3/15/12	UBS	400,000	395,237	4,763
25,838 South African Rand settling 1/26/12	Barclays Bank	3,197	3,216	(19)
2,054,362 South African Rand settling 1/26/12	Goldman Sachs	258,388	255,714	2,674
200,000 South African Rand settling 1/26/12	JPMorgan Chase	24,881	24,894	(13)
				$116,168

At October 31, 2011, the Fund held $1,480,000 in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(B) Open reverse repurchase agreements at October 31, 2011:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.65%	8/24/2011	11/29/2011	$925,156	$924,000
	0.75%	8/24/2011	2/24/2012	23,287,561	23,254,000
	0.76%	8/24/2011	2/14/2012	2,465,607	2,462,000
	1.05%	8/24/2011	2/14/2012	5,068,208	5,058,000
	1.05%	8/24/2011	2/17/2012	13,997,193	13,969,000
	1.05%	8/24/2011	2/24/2012	5,163,400	5,153,000
Citigroup	(0.50)%	10/7/2011	10/7/2013	4,191,544	4,193,000
Deutsche Bank	0.40%	10/25/2011	12/2/2011	2,573,200	2,573,000
	0.55%	8/24/2011	11/10/2011	32,447,169	32,413,000
UBS	0.80%	8/24/2011	2/13/2012	534,819	534,000
					$90,533,000

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended October 31, 2011 was $100,366,905 at a weighted average interest rate of 0.67%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty) for open reverse repurchase agreements at October 31, 2011 was $96,141,519.

At October 31, 2011, the Fund held $485,000 in principal value of U.S. Treasury Obligations as collateral for open reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended October 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models techniques.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilites for level 2 and level 3, in accordance with the Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of senior loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at October 31, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	—	$11,273,532	$11,273,532
Energy	—	$9,805,926	1,334,000	11,139,926
All Other	—	383,306,113	—	383,306,113
Municipal Bonds	—	178,698,158	—	178,698,158
Mortgage-Backed Securities	—	95,001,715	958,039	95,959,754
Preferred Stock:
Automotive Products	—	—	10,137	10,137
Financial Services	$11,929,120	6,507,210	—	18,436,330
All Other	—	24,618,683	—	24,618,683
Convertible Preferred Stock	30,107,710	—	—	30,107,710
Senior Loans	—	12,903,437	—	12,903,437
Asset-Backed Securities	—	8,940,477	—	8,940,477
Mutual Funds	143,236	—	—	143,236
Common Stock	—	—	813	813
Short-Term Investments	—	8,130,817	—	8,130,817
Total Investments in Securities - Assets	$42,180,066	$727,912,536	$13,576,521	$783,669,123

Other Financial Instruments* - Assets
Foreign Exchange Contracts	—	$3,308,550	—	$3,308,550

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(3,192,382)	—	$(3,192,382)

Total Investments	$42,180,066	$728,028,704	$13,576,521	$783,785,291

*Other financial instruments not reflected in the Schedule of Investments, such as forward foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Level 1 and 2 during the three months ended October 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended October 31, 2011, was as follows:

						Net Change
	Beginning			Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Realized	Appreciation/	into	out of	Balance
	7/31/11	Purchases	Sales	(Premiums)	Gain (Loss)	Depreciation	Level 3	Level 3**	10/31/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$12,367,885	—	—	$49,352	—	$(1,143,705)	—	—	$11,273,532
Energy	1,782,500	—	—	8,222	—	(456,722)	—	—	1,334,000
Mortgage-Backed Securities	1,076,658	$3,418	$(28,058)	61,800	$24,333	(118,328)	—	$(61,784)	958,039
Preferred Stock:
Automotive Products	10,137	—	—	—	—	—	—	—	10,137
Common Stock	813	—	—	—	—	—	—	—	813
Total Investments	$15,237,993	$3,418	$(28,058)	$119,374	$24,333	$(1,718,755)	—	$(61,784)	$13,576,521

**Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at October 31, 2011 was $(1,711,144).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Strategy Fund II

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 21, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 21, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 21, 2011